Other Income	12 Months Ended
Dec. 31, 2012
Other Income [Abstract]
Other Income [Text Block]
NOTE 20 - OTHER INCOME

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Income from credit default insurance	$22,453	$—	$—
Other Income	145	272	85

Total	$22,598	$272	$85

On November 15, 2012, the Company agreed to restructure its credit default insurance. In connection with this restructuring, Navios Partners recognized in other income an amount of $22,453 net of related expenses received from its credit default insurer. The amount was considered “other income” since the Company has no future requirement to repay any of the lump sum cash payment back to the insurance company. As of December 31, 2012, the other income also included an amount of $145 related to other income.